Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

4.Leases

The Corporation leases building space for the Corporate office in Vancouver, BC, and for the U.S. subsidiaries in Donnelly, ID and Boise, ID. The Corporation is utilizing an incremental borrowing rate of 10% for calculating the related lease liabilities and ROU assets.

ROU Assets

Property
Balance, January 1, 2019	$—
Additions	502,841
Depreciation charge for the period	(79,067)
Balance, December 31, 2019	$423,774
Additions	—
Depreciation charge for the period	(187,809)
Balance, December 31, 2020	$235,965

Lease Liabilities

	December 31, 2020	December 31, 2019
Maturity analysis – contractual undiscounted cash flows
Less than one year	$217,629	$212,896
One to five years	66,768	282,893
Total undiscounted lease liabilities	$284,397	$495,789
Lease liabilities included in the statement of financial position	$266,961	$443,857
Current	$201,825	$178,294
Non-Current	$65,136	$265,563

Amounts recognized in profit and loss

	December 31,	December 31,
	2020	2019
Depreciation expense of ROU assets	$(187,809)	$(79,067)
Expenses relating to short-term leases	(40,799)	(146,918)
Expenses relating to leases of low-value assets	(12,590)	(15,383)
Interest on lease liabilities	(34,334)	(22,819)

Payments made during the period for leases where the Corporation has elected to not recognize ROU assets and lease liabilities are recognized in the statement of net loss and comprehensive loss and presented in the table above.

Amounts recognized in the statement of cash flows

	December 31,	December 31,
	2020	2019
Total payments on lease liability	$(211,230)	$(81,803)
Principal on leases	(176,896)	(58,984)
Interest expense	(34,334)	(22,819)